UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9-30-2009
                                               ---------------------------------

Check here if Amendment |_|;       Amendment Number:
This Amendment (Check only one.):  |_| is a restatement.
                                   |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Northstar Investment Advisors, LLC
          ----------------------------------------------------------------------
Address:  700 Seventeenth Street Suite 2350
          ----------------------------------------------------------------------
          Denver, CO 80202
          ----------------------------------------------------------------------

Form 13F File Number: 28-05337
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard P. Kopp, CFA
          ----------------------------------------------------------------------
Title:    Principal
          ----------------------------------------------------------------------
Phone:    303/832.2300
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Richard P. Kopp, CFA                     Denver, CO               10-27-2009
----------------------------------  -------------------------------  -----------
[Signature]                                 [City, State]              [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                   Name

28-
     ----------------------    -------------------------------------------------
     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                         -----------

Form 13F Information Table Entry Total:          110
                                         -----------

Form 13F Information Table Value Total:  $   144,789
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                          FORM 13F INFORMATIONAL TABLE

ITEM 1:                          ITEM 2:             ITEM 3:         ITEM 4:        ITEM 5:     ITEM 6:        ITEM 7:     ITEM 8:
                                                     CUSIP           FAIR MARKET                INVESTMENT                 VOTING
NAME OF ISSUER                   TITLE OF CLASS      NUMBER          VALUE          SHARES      DISCRETION     MANAGERS    AUTHORITY
--------------                   --------------    ----------        -----------    ------      ----------     --------    ---------
Russell Large Blend              COMMON STOCK                        10,484,774    176,660         SOLE          SOLE        SOLE
Vanguard Short-term Bond Index   COMMON STOCK     921937827           7,138,457     89,443         SOLE          SOLE        SOLE
Vanguard Total Bond Index Fund   COMMON STOCK     921937835           5,824,933     73,733         SOLE          SOLE        SOLE
BHP Billiton                     COMMON STOCK     88606108            5,297,257     72,595         SOLE          SOLE        SOLE
Exxon Mobil Corporation          COMMON STOCK     91927806            5,138,055     69,839         SOLE          SOLE        SOLE
Microsoft Corporation            COMMON STOCK     594918104           4,347,247    155,148         SOLE          SOLE        SOLE
Vanguard Intermediate Bond Fun   COMMON STOCK     921937819           4,177,858     52,289         SOLE          SOLE        SOLE
Intel Corporation                COMMON STOCK     458140100           4,123,299    208,458         SOLE          SOLE        SOLE
IBM                              COMMON STOCK     459200101           3,581,553     29,757         SOLE          SOLE        SOLE
Sabine Royalty Trust             COMMON STOCK     785688102           3,545,241     84,230         SOLE          SOLE        SOLE
Russell Large Value              COMMON STOCK                         3,385,401     59,908         SOLE          SOLE        SOLE
United Technologies              COMMON STOCK     913017109           3,312,217     50,330         SOLE          SOLE        SOLE
Abbott Laboratories              COMMON STOCK     2824100             3,158,644     61,560         SOLE          SOLE        SOLE
Johnson & Johnson                COMMON STOCK     478160104           3,083,000     50,925         SOLE          SOLE        SOLE
Dow Jones Industrial Average     COMMON STOCK                         3,016,164     30,213         SOLE          SOLE        SOLE
Emerging Markets                 COMMON STOCK                         2,948,741     72,344         SOLE          SOLE        SOLE
AmeriGas Partners LP             COMMON STOCK     30975106            2,840,671     74,853         SOLE          SOLE        SOLE
Coca-Cola Co.                    COMMON STOCK     191216100           2,777,158     52,163         SOLE          SOLE        SOLE
McDonald's                       COMMON STOCK                         2,673,280     44,982         SOLE          SOLE        SOLE
Buckeye Partners LP              COMMON STOCK                         2,639,673     51,738         SOLE          SOLE        SOLE
Procter & Gamble                 COMMON STOCK     742718109           2,452,351     42,546         SOLE          SOLE        SOLE
Chubb Corporation                COMMON STOCK     171232101           2,448,849     48,358         SOLE          SOLE        SOLE
Philip Morris International In   COMMON STOCK                         2,445,207     49,831         SOLE          SOLE        SOLE
Home Depot                       COMMON STOCK     437076102           2,136,250     81,319         SOLE          SOLE        SOLE
Russell MidCap Value             COMMON STOCK                         2,053,918     57,372         SOLE          SOLE        SOLE
Enerplus Res FD                  COMMON STOCK                         2,035,402     84,950         SOLE          SOLE        SOLE
E. I. Du Pont De Nemours         COMMON STOCK     263534109           1,999,117     60,160         SOLE          SOLE        SOLE
Franklin Resources Inc.          COMMON STOCK     354613101           1,769,048     15,665         SOLE          SOLE        SOLE
Chevron Corp                     COMMON STOCK     166741100           1,663,113     21,689         SOLE          SOLE        SOLE
EAFE Foreign                     COMMON STOCK                         1,530,464     27,247         SOLE          SOLE        SOLE
Peabody Energy Corporation       COMMON STOCK                         1,436,719     33,242         SOLE          SOLE        SOLE
Anadarko Petroleum               COMMON STOCK     32511107            1,397,296     21,385         SOLE          SOLE        SOLE
Apache Corp                      COMMON STOCK                         1,361,643     13,700         SOLE          SOLE        SOLE
FPL Group                        COMMON STOCK                         1,160,965     22,059         SOLE          SOLE        SOLE
EAFE Foreign Value               COMMON STOCK                         1,019,060     19,470         SOLE          SOLE        SOLE
Jacobs Engineering Group         COMMON STOCK                           996,299     21,234         SOLE          SOLE        SOLE
Treasury Inflation Protected B   COMMON STOCK                           970,192      9,402         SOLE          SOLE        SOLE
Russell Large Growth             COMMON STOCK     464287614             950,010     19,996         SOLE          SOLE        SOLE
Xcel Energy Inc                  COMMON STOCK                           915,570     47,073         SOLE          SOLE        SOLE
Hewlett Packard Company          COMMON STOCK     428236103000          910,986     18,760         SOLE          SOLE        SOLE
Wal Mart Stores Inc.             COMMON STOCK                           887,492     17,595         SOLE          SOLE        SOLE
EOG Resources                    COMMON STOCK     293562104             843,454      9,460         SOLE          SOLE        SOLE
3M Company                       COMMON STOCK     604059105             836,643     10,751         SOLE          SOLE        SOLE
EMC Corp Mass                    COMMON STOCK     268648102             804,645     46,006         SOLE          SOLE        SOLE
Russell 3000                     COMMON STOCK                           776,795     12,293         SOLE          SOLE        SOLE
Cisco Systems                    COMMON STOCK     17275R102             766,721     31,722         SOLE          SOLE        SOLE
Waste Management Inc Del         COMMON STOCK                           760,569     24,590         SOLE          SOLE        SOLE
Russell Small Cap                COMMON STOCK     464287655             729,585     12,148         SOLE          SOLE        SOLE
Merck & Co.                      COMMON STOCK     58933107              711,352     21,935         SOLE          SOLE        SOLE
U S Bancorp Del                  COMMON STOCK                           687,747     27,565         SOLE          SOLE        SOLE
Target Corp                      COMMON STOCK     872540109             686,518     14,002         SOLE          SOLE        SOLE
Bristol-Myers Squibb             COMMON STOCK     110122108             651,020     29,272         SOLE          SOLE        SOLE
AT&T Inc.                        COMMON STOCK                           636,843     24,751         SOLE          SOLE        SOLE
Cree Inc                         COMMON STOCK                           624,811     14,085         SOLE          SOLE        SOLE
Pfizer Incorporated              COMMON STOCK     717081103             622,501     36,087         SOLE          SOLE        SOLE
Auto Data Processing             COMMON STOCK     53015103              616,854     15,280         SOLE          SOLE        SOLE
Wells Fargo                      COMMON STOCK     949746101             585,491     19,969         SOLE          SOLE        SOLE
XTO Energy Inc                   COMMON STOCK                           579,611     13,209         SOLE          SOLE        SOLE
iShares Tr Comex Gold            COMMON STOCK                           567,046      5,475         SOLE          SOLE        SOLE
BP PLC                           COMMON STOCK     55622104              563,511     10,168         SOLE          SOLE        SOLE
Vanguard Index Trust Total Sto   COMMON STOCK                           562,403     10,291         SOLE          SOLE        SOLE
Public Storage Inc.              COMMON STOCK                           537,826      7,195         SOLE          SOLE        SOLE
Verizon Communications           COMMON STOCK     92343V104             522,012     18,094         SOLE          SOLE        SOLE
Southern Company                 COMMON STOCK     842587107             518,473     15,870         SOLE          SOLE        SOLE
Emerson Electric Company         COMMON STOCK     291011104             516,237     13,010         SOLE          SOLE        SOLE
Diageo PLC ADR                   COMMON STOCK                           510,948      8,100         SOLE          SOLE        SOLE
Stryker Corp                     COMMON STOCK                           486,064     10,120         SOLE          SOLE        SOLE
Expeditors Int'l                 COMMON STOCK                           479,164     14,485         SOLE          SOLE        SOLE
Questar Corporation              COMMON STOCK                           476,352     11,576         SOLE          SOLE        SOLE
Plains All Amern Ppln LP         COMMON STOCK                           452,983      9,011         SOLE          SOLE        SOLE
Pepsico Inc.                     COMMON STOCK     997134101             452,904      7,421         SOLE          SOLE        SOLE
Noble Corporation                COMMON STOCK                           439,633     10,035         SOLE          SOLE        SOLE
Zimmer Holdings Inc              COMMON STOCK     98956P102             427,176      7,808         SOLE          SOLE        SOLE
Water Resources ETF              COMMON STOCK                           407,016     24,955         SOLE          SOLE        SOLE
Devon Energy Corp New            COMMON STOCK                           403,521      5,915         SOLE          SOLE        SOLE
Clorox Co.                       COMMON STOCK                           396,238      6,700         SOLE          SOLE        SOLE
General Electric                 COMMON STOCK     369604103             393,087     25,861         SOLE          SOLE        SOLE
3-7 Year Treasury                COMMON STOCK     464288661             388,423      3,478         SOLE          SOLE        SOLE
Vodafone Group New ADR           COMMON STOCK                           377,882     16,953         SOLE          SOLE        SOLE
Caterpillar Inc.                 COMMON STOCK     149123101             373,478      6,484         SOLE          SOLE        SOLE
Duke Energy                      COMMON STOCK     264399106             368,738     22,903         SOLE          SOLE        SOLE
Sherwin Williams                 COMMON STOCK                           366,921      6,298         SOLE          SOLE        SOLE
Ecolab Inc                       COMMON STOCK                           328,693      7,130         SOLE          SOLE        SOLE
iShares Tr Nasdaq Bio Fd         COMMON STOCK                           328,028      4,279         SOLE          SOLE        SOLE
Altria Group                     COMMON STOCK                           327,653     18,274         SOLE          SOLE        SOLE
Barrick Gold                     COMMON STOCK                           300,560      8,000         SOLE          SOLE        SOLE
Ishares Intermediate Corp        COMMON STOCK     464287242             297,278      2,835         SOLE          SOLE        SOLE
Sector Spdr Materials Fd         COMMON STOCK                           282,120      8,942         SOLE          SOLE        SOLE
Archer Daniels Midland           COMMON STOCK                           276,400      9,015         SOLE          SOLE        SOLE
Heinz H J Co                     COMMON STOCK     423074103             270,961      6,697         SOLE          SOLE        SOLE
Vanguard LT Bond Index Fund      COMMON STOCK     921937793             262,648      3,360         SOLE          SOLE        SOLE
Oracle Corp.                     COMMON STOCK     68389X105             261,425     11,856         SOLE          SOLE        SOLE
Medtronic Inc.                   COMMON STOCK     585055106             258,954      7,120         SOLE          SOLE        SOLE
General Mills Inc.               COMMON STOCK     370334104             258,371      3,978         SOLE          SOLE        SOLE
Royal Dutch Shell A Adrf         COMMON STOCK                           256,369      4,125         SOLE          SOLE        SOLE
Apple Computer Inc               COMMON STOCK                           255,129      1,251         SOLE          SOLE        SOLE
Plum Creek Timber Co             COMMON STOCK     729251108             236,571      7,145         SOLE          SOLE        SOLE
Colgate Palmolive                COMMON STOCK     194162103             225,155      2,897         SOLE          SOLE        SOLE
Vanguard Intl Eqty Index         COMMON STOCK     922042775             224,422      5,050         SOLE          SOLE        SOLE
Canadian Natl Ry Co              COMMON STOCK                           221,069      4,395         SOLE          SOLE        SOLE
Bard C R Incorporated            COMMON STOCK                           219,860      2,865         SOLE          SOLE        SOLE
UnitedHealth Group               COMMON STOCK     910581107             209,773      8,115         SOLE          SOLE        SOLE
Alcoa Inc.                       COMMON STOCK     13817101              204,577     14,900         SOLE          SOLE        SOLE
Ingersoll Rand                   COMMON STOCK                           200,158      5,750         SOLE          SOLE        SOLE
Keycorp Inc New                  COMMON STOCK                            90,072     13,900         SOLE          SOLE        SOLE
Falcon Oil & Gas Ltd             COMMON STOCK                            49,591    289,500         SOLE          SOLE        SOLE
Ben Ezra Weinstein New           COMMON STOCK                                45     50,000         SOLE          SOLE        SOLE
Galaxy Energy Corp               COMMON STOCK                                32     16,000         SOLE          SOLE        SOLE
Pop N Go Inc                     COMMON STOCK     732816103                  12     12,800         SOLE          SOLE        SOLE
Intl Cavitation Tech             COMMON STOCK                                 0     40,000         SOLE          SOLE        SOLE